Income tax (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized	$ 242.1	$ 175.1
CANADA
Disclosure Of Income Tax [Line Items]
Tax losses	$ 64.0	$ 55.6